Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed income securities	$ 6,139,925	$ 6,253,484
Equity securities	164,971	104,178
Short-term investments	61,948	148,829
Other investments:
Free-standing derivatives	306
Separate account assets	436,380	472,048
Other assets	34,655	16,869
Total assets at fair value	6,838,185	6,995,408
% of total assets at fair value	100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(17,877)	(21,854)
Other liabilities:
Free-standing derivatives		(2,867)
Total liabilities at fair value	(17,877)	(24,721)
% of total liabilities at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fixed income securities	417,047	460,095
Municipal
Assets
Fixed income securities	818,661	789,756
Corporate
Assets
Fixed income securities	3,898,526	3,817,014
Foreign government
Assets
Fixed income securities	396,541	376,941
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	295,678	445,746
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	200,716	234,190
Asset-backed securities ("ABS")
Assets
Fixed income securities	102,126	120,131
Redeemable preferred stock
Assets
Fixed income securities	10,630	9,611
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	111,133	159,082
Equity securities	164,971	104,178
Short-term investments	7,675	10,065
Other investments:
Separate account assets	436,380	472,048
Total assets at fair value	720,159	745,373
% of total assets at fair value	10.50%	10.60%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	111,133	159,082
Significant other observable inputs (Level 2)
Assets
Fixed income securities	5,673,799	5,791,182
Short-term investments	54,273	138,764
Other investments:
Total assets at fair value	5,728,072	5,929,946
% of total assets at fair value	83.80%	84.80%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	305,914	301,013
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	750,989	739,334
Significant other observable inputs (Level 2) | Corporate
Assets
Fixed income securities	3,638,175	3,593,371
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	396,541	376,941
Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	295,678	443,016
Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	200,716	234,190
Significant other observable inputs (Level 2) | Asset-backed securities ("ABS")
Assets
Fixed income securities	75,156	93,706
Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	10,630	9,611
Significant unobservable inputs (Level 3)
Assets
Fixed income securities	354,993	303,220
Other investments:
Free-standing derivatives	306	38	469
Other assets	34,655	16,869
Total assets at fair value	389,954	320,127
% of total assets at fair value	5.70%	4.60%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(17,877)	(21,854)
Other liabilities:
Free-standing derivatives		(2,905)	(3,500)
Total liabilities at fair value	(17,877)	(24,759)
% of total liabilities at fair value	100.00%	100.20%
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	67,672	50,422
Significant unobservable inputs (Level 3) | Corporate
Assets
Fixed income securities	260,351	223,643
Significant unobservable inputs (Level 3) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		2,730
Significant unobservable inputs (Level 3) | Asset-backed securities ("ABS")
Assets
Fixed income securities	26,970	26,425
Counterparty and cash collateral netting
Other investments:
Free-standing derivatives		(38)
Total assets at fair value		(38)
Other liabilities:
Free-standing derivatives		38
Total liabilities at fair value		$ 38
% of total liabilities at fair value		(0.20%)